Contributed surplus (Schedule of Option Activity) (Details)		12 Months Ended
		Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number
Outstanding - Beginning of year | shares		1,474,477	1,498,052
Granted | shares		343,100	619,505
Exercised | shares	[1]	(139,877)	(626,875)
Expired | shares		(91,789)	(5,569)
Forfeited | shares		(12,500)	(10,636)
Outstanding - End of year | shares		1,573,411	1,474,477
Weighted average exercise price
Outstanding - Beginning of year | $ / shares		$ 4.12	$ 2.26
Granted | $ / shares		6.39	6.65
Exercised | $ / shares		2.32	2.18
Expired | $ / shares		6.81	1.80
Forfeited | $ / shares		2.37	4.92
Outstanding - End of year | $ / shares		$ 4.63	$ 4.12

[1]	Of the 139,877 (2018 - 626,875) options exercised, 98,408 (2018 - 443,748) elected the cashless exercise, under which 63,727 shares (2018 - 297,626) were issued. These options would have otherwise been exercisable for proceeds of $229 (2018 - $975) on the exercise date.